Intangible Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 29,873,574	R$ 29,463,239
Additions		341,300	411,828
Transfers		0
Other		(14)	(1,493)
Ending Balance		30,214,860	29,873,574
Beginning Balance		(20,618,735)	(18,952,180)
Amortization expenses		(1,570,683)	(1,666,608)
Transfers			53
Ending Balance		(22,189,418)	(20,618,735)
Ending Balance		8,025,442	9,254,839	R$ 10,511,059
Regulatory Licenses
Intangible Assets And Goodwill [Line Items]
Beginning Balance	[1]	19,076,941	19,076,941
Ending Balance	[1]	19,076,941	19,076,941
Beginning Balance	[1]	(11,096,802)	(10,071,364)
Amortization expenses	[1]	(1,001,234)	(1,025,438)
Ending Balance	[1]	(12,098,036)	(11,096,802)
Ending Balance	[1]	R$ 6,978,905	7,980,139	9,005,577
Annual amortization rate (average)	[1]	10.00%
Intangibles in Progress
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 17,047	112,842
Additions		263,305	332,500
Transfers		(253,143)	(428,295)
Other		(14)
Ending Balance		27,195	17,047
Ending Balance		27,195	17,047	112,842
Data Processing
Intangible Assets And Goodwill [Line Items]
Beginning Balance		8,743,013	8,301,630
Additions		4,524	4,356
Transfers		234,157	438,138
Other			(1,111)
Ending Balance		8,981,694	8,743,013
Beginning Balance		(7,673,194)	(7,148,833)
Amortization expenses		(443,268)	(524,414)
Transfers			53
Ending Balance		(8,116,462)	(7,673,194)
Ending Balance		R$ 865,232	1,069,819	1,152,797
Annual amortization rate (average)		20.00%
Other
Intangible Assets And Goodwill [Line Items]
Beginning Balance		R$ 2,036,573	1,971,826
Additions		73,471	74,972
Transfers		18,986	(9,843)
Other			(382)
Ending Balance		2,129,030	2,036,573
Beginning Balance		(1,848,739)	(1,731,983)
Amortization expenses		(126,181)	(116,756)
Ending Balance		(1,974,920)	(1,848,739)
Ending Balance		R$ 154,110	R$ 187,834	R$ 239,843
Annual amortization rate (average)		16.00%

[1]	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).